Quarterly Report
September 30, 2021
MFS®  Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III
VCA-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 62.4%
MFS Global Governments Portfolio - Initial Class	3,018,784	$32,361,369
MFS Government Securities Portfolio - Initial Class	3,291,672	40,750,898
MFS High Yield Portfolio - Initial Class	3,655,497	20,361,116
MFS Inflation-Adjusted Bond Portfolio - Initial Class	3,433,246	40,031,645
MFS Limited Maturity Portfolio - Initial Class	4,780,189	49,044,742
MFS Total Return Bond Series - Initial Class	5,070,373	69,159,888
		$251,709,658
International Stock Funds – 7.8%
MFS International Growth Portfolio - Initial Class	495,793	$7,932,687
MFS International Intrinsic Value Portfolio - Initial Class	221,819	7,803,602
MFS Research International Portfolio - Initial Class	861,206	15,880,640
		$31,616,929
Specialty Funds – 2.0%
MFS Global Real Estate Portfolio - Initial Class	459,714	$7,884,093
U.S. Stock Funds – 27.4%
MFS Growth Series - Initial Class	318,856	$23,407,181
MFS Mid Cap Growth Series - Initial Class	1,414,297	15,642,127
MFS Mid Cap Value Portfolio - Initial Class	1,596,167	16,057,442
MFS New Discovery Series - Initial Class	160,288	3,944,689
MFS New Discovery Value Portfolio - Initial Class	383,931	4,042,787
MFS Research Series - Initial Class	668,471	23,730,723
MFS Value Series - Initial Class	1,051,396	23,940,292
		$110,765,241
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.04% (v)	1,650,406	$1,650,406
Total Investment Companies		$403,626,327

Other Assets, Less Liabilities – (0.0)%		(45,698)
Net Assets – 100.0%		$403,580,629
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $403,626,327.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$403,626,327	$—	$—	$403,626,327
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$34,251,986	$1,312,823	$339,688	$(7,088)	$(2,856,664)	$32,361,369
MFS Global Real Estate Portfolio	8,706,919	127,224	2,138,046	562,964	625,032	7,884,093
MFS Government Securities Portfolio	41,854,392	1,488,878	1,032,724	(74,160)	(1,485,488)	40,750,898
MFS Growth Series	26,070,201	3,555,356	6,530,778	3,955,776	(3,643,374)	23,407,181
MFS High Yield Portfolio	21,508,098	1,063,199	1,835,857	(129,210)	(245,114)	20,361,116
MFS Inflation-Adjusted Bond Portfolio	43,215,292	1,227,717	3,066,635	380,229	(1,724,958)	40,031,645
MFS Institutional Money Market Portfolio	1,658,652	859,369	867,615	—	—	1,650,406
MFS International Growth Portfolio	8,732,163	437,151	1,234,266	361,346	(363,707)	7,932,687
MFS International Intrinsic Value Portfolio	8,706,814	279,230	1,251,366	570,650	(501,726)	7,803,602
MFS Limited Maturity Portfolio	50,602,857	1,413,779	2,075,943	(1,681)	(894,270)	49,044,742
MFS Mid Cap Growth Series	17,529,411	3,503,084	3,602,586	1,591,276	(3,379,058)	15,642,127
MFS Mid Cap Value Portfolio	17,447,117	345,793	4,525,375	802,325	1,987,582	16,057,442
MFS New Discovery Series	4,400,343	739,755	907,464	309,786	(597,731)	3,944,689
MFS New Discovery Value Portfolio	4,380,552	173,668	1,339,380	288,227	539,720	4,042,787
MFS Research International Portfolio	17,455,372	994,307	2,939,044	820,363	(450,358)	15,880,640
MFS Research Series	26,119,129	1,512,874	6,015,980	2,353,306	(238,606)	23,730,723
MFS Total Return Bond Series	72,553,252	2,343,894	3,329,258	36,369	(2,444,369)	69,159,888
MFS Value Series	26,144,086	884,840	6,006,110	2,157,344	760,132	23,940,292
	$431,336,636	$22,262,941	$49,038,115	$13,977,822	$(14,912,957)	$403,626,327
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$768,811	$—
MFS Global Real Estate Portfolio	120,228	—
MFS Government Securities Portfolio	909,227	—
MFS Growth Series	17,254	3,215,115
MFS High Yield Portfolio	1,020,095	—
MFS Inflation-Adjusted Bond Portfolio	602,083	501,371
MFS Institutional Money Market Portfolio	581	—
MFS International Growth Portfolio	66,114	310,668
MFS International Intrinsic Value Portfolio	31,088	210,754
MFS Limited Maturity Portfolio	1,124,870	94,213
MFS Mid Cap Growth Series	37,772	3,085,257
MFS Mid Cap Value Portfolio	193,498	45,057
MFS New Discovery Series	236,376	391,630
MFS New Discovery Value Portfolio	99,528	25,370
MFS Research International Portfolio	194,463	715,672
MFS Research Series	233,305	1,244,503
MFS Total Return Bond Series	1,880,117	5,096

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Value Series	$318,877	$531,013
	$7,854,287	$10,375,719
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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